Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2021 and 2020:

12/31/2021	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	172,332,578
Debt securities at fair value through profit or loss		783,370	756,971	10,357,698	9,787,383	21,685,422	5,798,105	4,923,061	10,721,166
Derivative financial instruments				1,296		1,296
Repo transactions		31,405,801				31,405,801
Other financial assets	3,811,287	25,776,429	57,475	625,612		26,459,516		4,869,059	4,869,059
Loans and other financing (1)	164,200	129,802,598	30,763,020	32,942,359	37,944,889	231,452,866	39,829,260	80,914,762	120,744,022
Other debt securities		141,029,735	444,739	52,808,494	44,771,631	239,054,599	42,859,452	4,062,556	46,922,008
Financial assets delivered as guarantee	17,964,257
Equity instruments at fair value through profit or loss	3,781,006

Total assets	198,053,328	328,797,933	32,022,205	96,735,459	92,503,903	550,059,500	88,486,817	94,769,438	183,256,255

12/31/2021	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	327,703,243	205,289,249	49,423,975	5,938,761	464,047	261,116,032	31,001	428	31,429
Financial liabilities at fair value through profit or loss		1,627,732				1,627,732
Derivative financial instruments				2,532		2,532
Other financial liabilities		65,888,617	175,894	173,628	456,842	66,694,981	742,686	497,452	1,240,138
Financing received from the BCRA and other financial institutions		235,215	179,590	11,699	6,120	432,624	5,102		5,102
Issued corporate bonds				2,990,809		2,990,809
Subordinated corporate bonds				915,269		915,269		41,058,900	41,058,900

Total liabilities	327,703,243	273,040,813	49,779,459	10,032,698	927,009	333,779,979	778,789	41,556,780	42,335,569

12/31/2020	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	196,175,043
Debt securities at fair value through profit or loss		26,309,035	17,021,156	136,859	35,821,003	79,288,053	1,295,524	2,407,856	3,703,380
Derivative financial instruments			10,916			10,916		1,482,617	1,482,617
Repo transactions		59,503,764				59,503,764
Other financial assets	3,065,088	18,648,343	68,427	407,403		19,124,173		6,318,018	6,318,018
Loans and other financing (1)	959,869	134,291,580	36,129,043	48,375,478	50,092,584	268,888,685	41,991,589	76,715,614	118,707,203
Other debt securities		201,142,776	4,214,671	26,463,087	49,255,891	281,076,425	30,645,676	3,925,431	34,571,107
Financial assets delivered as guarantee	20,522,947	1,050,173				1,050,173
Equity instruments at fair value through profit or loss	7,876,588

Total assets	228,599,535	440,945,671	57,444,213	75,382,827	135,169,478	708,942,189	73,932,789	90,849,536	164,782,325

12/31/2020	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	359,817,176	301,296,470	65,224,108	7,707,731	3,636,383	377,864,692	31,014	1,321	32,335
Derivative financial instruments		63	284			347
Repo transactions		933,682				933,682
Other financial liabilities		72,260,943	198,545	185,113	470,150	73,114,751	396,631	775,883	1,172,514
Financing received from the BCRA and other financial institutions		632,533	292,910	294,918	108,728	1,329,089	50,520	7,701	58,221
Issued corporate bonds		256,491		3,591,321		3,847,812	3,588,933		3,588,933
Subordinated corporate bonds				969,484		969,484		50,803,935	50,803,935

Total liabilities	359,817,176	375,380,182	65,715,847	12,748,567	4,215,261	458,059,857	4,067,098	51,588,840	55,655,938

(1)	The amounts included in “without due date” are related to the non-performing portfolio.